OPERATING PARTNERSHIP FINANCIAL INFORMATION Q	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
OPERATING PARTNERSHIP FINANCIAL INFORMATION	OPERATING PARTNERSHIP FINANCIAL INFORMATION
The following tables represent the consolidated statements of financial position and consolidated statements of operations of GDH LP, the Company’s operating partnership.
Galaxy Digital Holdings LP’s Condensed Consolidated Interim Statements of Income (Loss)

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Revenues	$8,661,535	$8,882,891	$21,637,741	$18,218,263
Gains / (losses) from operations	395,094	(18,180)	274,763	474,871
Revenues and gains / (losses) from operations	9,056,629	8,864,711	21,912,504	18,693,134
Operating expenses:
Transaction expenses	8,629,940	8,834,836	21,576,951	18,122,926
Impairment of digital assets	127,477	56,947	239,906	82,473
Other operating expenses	137,582	111,607	325,839	219,460
Total operating expenses	8,894,999	9,003,390	22,142,696	18,424,859

Other income / (expense):	(124,925)	(961)	(34,647)	(10,461)

Net income / (loss) before taxes	$36,705	$(139,640)	$(264,839)	$257,814
Income taxes expense / (benefit)	5,858	(14,044)	(254)	(4,717)
Net income / (loss)	$30,847	$(125,596)	$(264,585)	$262,531
Galaxy Digital Holdings LP’s Condensed Consolidated Interim Statements of Financial Position

	June 30, 2025	December 31, 2024
Assets
Cash and cash equivalents	$689,487	$462,103
Digital assets	3,558,761	2,928,225
Digital assets receivable	6,065	60,720
Digital assets loan receivable, net of allowance	894,876	579,530
Investments	1,611,943	1,643,506
Assets posted as collateral	718,649	277,147
Loans receivable	535,696	476,620
Property and equipment, net	596,120	237,038
Other assets	381,760	454,966
Total assets	$8,993,357	$7,119,855
Liabilities and Equity
Digital assets borrowed	2,844,934	1,497,609
Loans payable	348,214	510,718
Collateral payable	1,869,501	1,399,655
Notes payable	725,571	845,186
Other liabilities	654,517	672,335
Total liabilities	6,442,737	4,925,503

Total equity	2,550,620	2,194,352

Total liabilities and equity	$8,993,357	$7,119,855